Note 13 - Commitments	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of commitments [text block]
13.	Commitments

The Company has entered into an operating lease for office premises effective
April 1, 2017
through to
March 31, 2022.

As at
December 31, 2018,
the remaining payments for operating lease are due as follows:

	2019	2020	2021	2022	2023	Total
Office lease	$179,706	$191,512	$192,336	$48,084	-	$611,638